VIRTUS Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—57.6%
U.S. Treasury Notes
0.375%, 4/15/24	$1,007	$ 948
0.375%, 8/15/24	1,579	1,469
1.000%, 12/15/24	1,265	1,179
2.750%, 5/15/25	1,749	1,683
0.250%, 9/30/25	667	593
Total U.S. Government Securities (Identified Cost $6,115)		5,872

Mortgage-Backed Securities—7.4%
Agency—3.5%
Federal Home Loan Mortgage Corp. Pool #J33132 2.000%, 11/1/30	63	57
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KJ27, A1 2.092%, 7/25/24	3	3
Federal National Mortgage Association REMIC
2014-74, AE 3.000%, 9/25/40	63	61
2018-76, NA 3.500%, 7/25/43	97	95
Government National Mortgage Association II 2013-23, VU 2.500%, 11/20/42	145	141
		357

Non-Agency—3.9%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(1)	104	100
COMM Mortgage Trust
2013-CR7, A4 3.213%, 3/10/46	111	110
2013-WWP, D 144A 3.898%, 3/10/31(1)	170	170
FRESB Mortgage Trust 2016-SB17, A5H (1 month LIBOR + 0.700%) 3.253%, 5/25/36(2)	21	21
		401

Total Mortgage-Backed Securities (Identified Cost $784)		758

Asset-Backed Securities—13.1%
Automobiles—4.0%
BMW Vehicle Lease Trust 2022-1, A3 1.100%, 3/25/25	120	116
Hyundai Auto Receivables Trust 2022-A, A3 2.220%, 10/15/26	75	72
Toyota Auto Loan Extended Note Trust 2020-1A, A 144A 1.350%, 5/25/33(1)	110	100
Volkswagen Auto Loan Enhanced Trust 2021-1, A3 1.020%, 6/22/26	125	118
		406

Credit Card—7.3%
American Express Credit Account Master Trust 2022-3, A 3.750%, 8/15/27	100	97
	Par Value	Value

Credit Card—continued
Barclays Dryrock Issuance Trust 2022-1, A 3.070%, 2/15/28	$ 115	$ 110
CARDS II Trust 2021-1A, A 144A 0.602%, 4/15/27(1)	150	141
Discover Card Execution Note Trust
2019-A3, A 1.890%, 10/15/24	65	65
2022-A2, A 3.320%, 5/15/27	95	92
Golden Credit Card Trust 2022-4A, A 144A 4.310%, 9/15/27(1)	100	98
Master Credit Card Trust II 2022-1A, A 144A 1.660%, 7/21/26(1)	100	93
Synchrony Card Funding LLC 2022-A1, A 3.370%, 4/15/28	45	44
		740

Other—1.2%
CenterPoint Energy Transition Bond Co. IV LLC 2012-1, A3 3.028%, 10/15/25	130	128
Student Loan—0.6%
SLM Student Loan Trust 2005-7, A4 (3 month LIBOR + 0.150%) 2.933%, 10/25/29(2)	63	63
Total Asset-Backed Securities (Identified Cost $1,389)		1,337

Corporate Bonds and Notes—21.1%
Communication Services—3.5%
AT&T, Inc. 0.900%, 3/25/24	237	224
Warnermedia Holdings, Inc. 144A 3.638%, 3/15/25(1)	142	135
		359

Consumer Discretionary—0.8%
Hyatt Hotels Corp. 1.800%, 10/1/24	84	79
Consumer Staples—1.0%
7-Eleven, Inc. 144A 0.800%, 2/10/24(1)	107	101
Energy—2.9%
Continental Resources, Inc. 144A 2.268%, 11/15/26(1)	106	91
HF Sinclair Corp. 144A 2.625%, 10/1/23(1)	96	93
Williams Cos., Inc. (The) 4.300%, 3/4/24	116	114
		298

Financials—7.7%
American Express Co. 3.950%, 8/1/25	106	103
See Notes to Schedule of Investments

VIRTUS Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of America Corp. 0.981%, 9/25/25	$ 120	$ 109
Entergy Texas Restoration Funding II LLC Series A-1 3.051%, 12/15/27	80	77
General Motors Financial Co., Inc. 1.700%, 8/18/23	125	121
Goldman Sachs Group, Inc. (The) 0.657%, 9/10/24	160	152
Morgan Stanley 0.791%, 1/22/25	238	223
		785

Health Care—2.2%
AbbVie, Inc.
2.300%, 11/21/22	117	117
2.600%, 11/21/24	111	105
		222

Industrials—1.6%
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(1)	162	161
Materials—0.7%
Sherwin-Williams Co. (The) 4.050%, 8/8/24	70	69
Utilities—0.7%
Pacific Gas and Electric Co. 3.250%, 2/16/24	76	73
Total Corporate Bonds and Notes (Identified Cost $2,232)		2,147

Total Long-Term Investments—99.2% (Identified Cost $10,520)		10,114

TOTAL INVESTMENTS—99.2% (Identified Cost $10,520)		$10,114
Other assets and liabilities, net—0.8%		85
NET ASSETS—100.0%		$10,199
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $1,283 or 12.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

VIRTUS Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,337	$1,337
Corporate Bonds and Notes	2,147	2,147
Mortgage-Backed Securities	758	758
U.S. Government Securities	5,872	5,872
Total Investments	$10,114	$10,114
There were no securities valued using  quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix Short-Term Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
On November 1, 2022, the Board of Trustees of Virtus Asset Trust voted to approve a Plan of Liquidation of the Virtus Seix Short-Term Bond Fund pursuant to which will occur or about December 16, 2022.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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